Debt - Schedule of the Current Future Payment Obligations (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of the Current Future Payment Obligations [Abstract]
2024 (remaining three months)
2025
2026	683
2027	3,228	683
2028	3,342	3,228
Thereafter	142,747	3,342
Total	$ 150,000	$ 150,000